Statement of Financial Position - ARS ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Non-current assets
Property, plant and equipment	$ 14,812,021	$ 11,196,990
Interest in joint ventures	424	435
Deferred tax asset	1,187,021	1,019,018
Other receivables	42,447	50,492
Financial assets at amortized cost	0	44,429
Total non-current assets	16,041,913	12,311,364
Current assets
Inventories	391,904	287,810
Other receivables	200,617	179,308
Trade receivables	5,678,857	3,901,060
Financial assets at fair value through profit or loss	2,897,258	1,993,915
Financial assets at amortized cost	11,498	1,511
Cash and cash equivalents	82,860	258,562
Total current assets	9,262,994	6,622,166
TOTAL ASSETS	25,304,907	18,933,530
Share capital and reserve attributable to the owners of the Company
Share capital	898,661	897,043
Adjustment to share capital	399,495	397,716
Additional paid-in capital	31,565	3,452
Treasury stock	7,794	9,412
Adjustment to treasury stock	8,568	10,347
Legal reserve	73,275	73,275
Optional reserve	176,061	176,061
Other reserve	0	20,346
Other comprehensive loss	(28,097)	(37,172)
Accumulated losses	(506,458)	(1,188,648)
TOTAL EQUITY	1,060,864	361,832
Non-current liabilities
Trade payables	240,900	232,912
Other payables	6,034,228	5,103,326
Borrowings	4,191,666	2,769,599
Deferred revenue	194,629	199,990
Salaries and social security payable	119,655	94,317
Benefit plans	323,564	266,087
Tax liabilities	0	680
Provisions	598,087	341,357
Total non-current liabilities	11,702,729	9,008,268
Current liabilities
Trade payables	9,195,303	6,821,061
Other payables	370,395	134,759
Borrowings	71,205	53,684
Derivative financial instruments	197	0
Deferred revenue	3,360	764
Salaries and social security payable	1,220,051	1,032,187
Benefit plans	31,407	33,370
Tax payable	466,683	155,205
Tax liabilities	1,053,455	1,244,488
Provisions	129,258	87,912
Total current liabilities	12,541,314	9,563,430
TOTAL LIABILITIES	24,244,043	18,571,698
TOTAL LIABILITIES AND EQUITY	$ 25,304,907	$ 18,933,530